Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current liabilities:
Contingent consideration	$ 0	$ 413
Deferred consideration	0	6,031
Sales tax payable	786	727
Corporate tax payable	1,276	1,295
Legal provisions	4,800	0
Other payables	13,636	861
Total other current liabilities	20,498	9,327
Other liabilities:
Deferred consideration	389	0
Contingent consideration	3,611	0
Other payables	16,272	0
Total other liabilities	$ 20,272	$ 0